Commitments (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and contingencies [abstract]
Estimated Future Payments Under Contract	Estimated future payments under this contract for upcoming fiscal years are as follows:

Year	Payment
2024	U.S.$	264,837
2025	268,541
2026	270,963
2027	132,585
Total	U.S.$	936,926

Estimated Value of Contracts	As of December 31, 2022, the estimated value of these commitments was as follows:

Maturity	2022
Up to 1 year	Ps.	634,432
1 to 3 years	90,426
Total	Ps.	724,858

Summary of Future Payments for Lease
D.As of December 31, 2023 and 2022, the estimated value of the commitments that PEMEX has entered into with several contractors for the development of various infrastructure and services works was as follows:

Maturity	2023		2022
Up to 1 year	Ps.	23,288,148	Ps.	61,463,967
1 to 3 years	43,095,406		69,662,017
4 to 5 years	23,353,908		22,166,730
More than 5 years	1,728,547		3,132,471
Total	Ps.	91,466,009	Ps.	156,425,186